Business Combinations and Asset Acquisition (Details 2) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 27, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill	$ 3,822,583	$ 3,693,083		$ 835,295	$ 835,295
WEBA [Member]
Cash			$ 172,950
Accounts receivable			342,151
Loan receivable from RS&T			500,000
Property and equipment			8,720
Total identifiable assets acquired			3,598,821
Accounts payable and accrued expenses			190,527
Total liabilities assumed			190,527
Total identifiable assets less liabilities assumed			3,408,294
Goodwill			2,729,229
Net assets acquired			6,137,523
WEBA [Member] | Customer Lists [Member]
Intangible assets			470,000
WEBA [Member] | Intellectual Property [Member]
Intangible assets			880,000
WEBA [Member] | Trade Names [Member]
Intangible assets			390,000
WEBA [Member] | Non-Compete Agreements [Member]
Intangible assets			$ 835,000